Trade payables and customer advances	12 Months Ended
Dec. 31, 2024
Trade Payables and Customer Advances [Abstract]
Trade payables and customer advances
32. Trade payables and customer advances
The following table provides a breakdown for trade payables and customer advances:

	At December 31,
(€ thousands)	2024	2023
Trade payables	248,605	261,099
Customer advances	61,166	53,038
Total trade payables including customer advances	309,771	314,137